Registration Nos. 002-11101

811-00242

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 190	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 118	☒

(Check appropriate box or boxes.)

NATIXIS FUNDS TRUST II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 10, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 190 to the registration statement on Form N-1A of the Registrant incorporates by reference the following documents that are contained in the Registrant’s Post-Effective Amendment No. 186, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the 1933 Act on April 16, 2014: (i) Class ACY Prospectus of the Seeyond Multi-Asset Allocation Fund, and (ii) Statement of Additional Information of the Seeyond Multi-Asset Allocation Fund.

This Post-Effective Amendment No. 190 is filed to extend the effective date of Post-Effective Amendment No. 186 to July 10, 2014.

Registration Nos. 002-11101

811-00242

NATIXIS FUNDS TRUST II

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)		Articles of Incorporation.

	(1)	Natixis Funds Trust II (“the Registrant”) Fourth Amended and Restated Agreement and Declaration of Trust dated June 2, 2005 (the “Agreement and Declaration”) is incorporated by reference to exhibit (a)(1) to Post-Effective Amendment (“PEA”) No. 128 to the initial registration statement (“Registration Statement”) filed on January 30, 2006.

	(2)	Amendment No. 1 dated June 1, 2007 to the Agreement and Declaration is incorporated by reference to exhibit (a)(2) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(3)	Memorandum and Articles of Association of ASG Global Alternatives Cayman Fund Ltd. (the “Global Alternatives Commodity Subsidiary”) dated August 11, 2008 is incorporated by reference to exhibit (a)(3) to PEA No. 138 filed on September 29, 2008.

	(4)	Memorandum and Articles of Association of ASG Diversifying Strategies Cayman Fund Ltd. (the “Diversifying Strategies Commodity Subsidiary”) dated July 2, 2009 is incorporated by reference to exhibit (a)(4) to PEA No. 144 filed on July 31, 2009.

	(5)	Memorandum and Articles of Association of ASG Managed Futures Strategy Cayman Fund Ltd. (the “Managed Futures Strategy Commodity Subsidiary”) dated June 24, 2010 is incorporated by reference to exhibit (a)(5) to PEA No. 150 filed on July 29, 2010.

(b)		By-Laws.

	(1)	The Registrant’s Amended and Restated By-Laws dated September 23, 2008 (the “By-Laws”) are incorporated by reference to exhibit (b)(1) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

(c)		Instruments Defining Rights of Security Holders.

	(1)	Rights of shareholders as described in Article III, Section 6 and Article V of the Registrant’s Agreement and Declaration is incorporated by reference to exhibit (c) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(d)			Investment Advisory Contracts.

	(1)	(i)	Advisory Agreement dated October 30, 2000 between the Registrant, on behalf of Natixis Oakmark Fund, and NGAM Advisors, L.P. (“NGAM Advisors”) is incorporated by reference to exhibit (d)(1)(i) to PEA No. 114 to the Registration Statement filed on February 27, 2001.

		(ii)	Advisory Agreement dated September 30, 2008 between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex Group, LLC (“AlphaSimplex”) is incorporated by reference to exhibit (d)(1)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

		(iii)	Addendum dated July 1, 2012 to the Advisory Agreement dated September 30, 2008 between the Registrant, on behalf of ASG Global Alternatives Fund, and AlphaSimplex Group, LLC is incorporated by reference to exhibit (d)(1)(iii) to PEA No. 172 to the Registration Statement filed on January 24, 2013.

		(iv)	Advisory Agreement dated October 31, 2008 between the Registrant, on behalf of Vaughan Nelson Value Opportunity Fund, and NGAM Advisors is incorporated by reference to exhibit (d)(1)(iv) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(v)	Advisory Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and AlphaSimplex is incorporated by reference to exhibit (d)(1)(v) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

		(vi)	Advisory Agreement dated July 21, 2009 between the Registrant, on behalf of ASG Diversifying Strategies Fund, and AlphaSimplex is incorporated by reference to exhibit (d)(1)(vi) to PEA No. 144 filed on July 31, 2009.

		(vii)	Advisory Agreement dated July 21, 2009 between the Diversifying Strategies Commodity Subsidiary and AlphaSimplex is incorporated by reference to exhibit (d)(1)(viii) to PEA No. 144 filed on July 31, 2009.

		(viii)	Advisory Agreement dated July 28, 2010 between the Registrant on behalf of ASG Managed Futures Strategy Fund and AlphaSimplex is incorporated by reference to exhibit (d)(1)(vii) to PEA No. 151 filed on September 29, 2010.

		(ix)	Advisory Agreement dated July 28, 2010 between the Managed Futures Strategy Commodity Subsidiary and AlphaSimplex is incorporated by reference to exhibit (d)(1)(viii) to PEA No. 151 filed on September 29, 2010.

		(x)	Advisory Agreement dated December 14, 2010 between the Registrant on behalf of Loomis Sayles Strategic Alpha Fund (formerly, the Loomis Sayles Absolute Strategies Fund) and Loomis Sayles is incorporated by reference to exhibit (d)(1)(xii) to PEA No. 153 filed on December 14, 2010.

	(xi)	Advisory Agreement dated September 16, 2011 between the Registrant on behalf of Loomis Sayles Senior Floating Rate and Fixed Income Fund and Loomis Sayles is incorporated by reference to exhibit (d)(1)(xv) to PEA No. 158 as filed on September 29, 2011.

	(xii)	Advisory Agreement dated March 28, 2012 between the Registrant on behalf of Loomis Sayles Capital Income Fund and Loomis Sayles is incorporated by reference to exhibit (d)(1)(xv) to PEA No. 162 to the Registration Statement filed on March 30, 2012.

	(xiii)	Advisory Agreement dated June 29, 2012 between the Registrant, on behalf of Vaughan Nelson Select Fund and NGAM Advisors is incorporated by reference to exhibit (d)(1)(xvi) to PEA No. 167 filed on June 28, 2012.

	(xiv)	Advisory Agreement dated November 16, 2012 between the Registrant, on behalf of McDonnell Intermediate Municipal Bond Fund and NGAM Advisors is incorporated by reference to exhibit (d)(1)(xvii) to PEA No. 170 to the Registration Statement filed on December 28, 2012.

	(xv)	Advisory Agreement dated September 30, 2013 between the Registrant on behalf of ASG Tactical U.S. Market Fund and AlphaSimplex is incorporated by reference to exhibit (d)(1)(xvii) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

	(xvi)	Advisory Agreement dated February 10, 2014 between the Registrant on behalf of Loomis Sayles Emerging Markets Opportunities Fund and Loomis Sayles is incorporated by reference to exhibit (d)(1)(xvi) to PEA No. 182 to the Registration Statement filed on February 7, 2014.

	(xvii)	Advisory Agreement dated July 10, 2014 between the Registrant on behalf of Seeyond Multi-Asset Allocation Fund and Natixis Asset Management U.S., LLC (“Natixis AM US”) is to be filed by amendment.

(2)	(i)	Sub-Advisory Agreement dated October 29, 2002 among the Registrant, on behalf of Natixis Oakmark Fund, NGAM Advisors, and Harris Associates L.P. (“Harris Associates”) is incorporated by reference to exhibit (d)(2)(i) to PEA No. 118 to the Registration Statement filed on February 28, 2003.

	(ii)	Amendment No.1 dated July 1, 2005 to Sub-Advisory Agreement dated October 29, 2002 among the Registrant, on behalf of Natixis Oakmark Fund, NGAM Advisors, and Harris Associates is incorporated by reference to exhibit (d)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(iii)	Sub-Advisory Agreement dated September 30, 2008 among the Registrant, on behalf of ASG Global Alternatives Fund, AlphaSimplex and Reich & Tang Asset Management, LLC (“Reich & Tang”) is incorporated by reference to exhibit (d)(2)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

		(iv)	Sub-Advisory Agreement dated October 31, 2008 among the Registrant on behalf of Vaughan Nelson Value Opportunity Fund, NGAM Advisors and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) is incorporated by reference to exhibit (d)(2)(iv) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(v)	Sub-Advisory Agreement dated November 27, 2008 among the Global Alternatives Commodity Subsidiary, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(v) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

		(vi)	Sub-Advisory Agreement dated July 24, 2009 among the Registrant, on behalf of ASG Diversifying Strategies Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(vi) to PEA No. 144 filed on July 31, 2009.

(vii)	Sub-Advisory Agreement dated July 24, 2009 among the Diversifying Strategies Commodity Subsidiary, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(vii) to PEA No. 144 filed on
July 31, 2009.

		(viii)	Sub-Advisory Agreement dated July 28, 2010 among the Registrant, on behalf of ASG Managed Futures Strategy Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(viii) to PEA No. 151 filed on September 29, 2010.

		(ix)	Sub-Advisory Agreement dated June 29, 2012 among the Registrant, on behalf of Vaughan Nelson Select Fund, NGAM Advisors and Vaughan Nelson is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 167 filed on June 28, 2012.

		(x)	Sub-Advisory Agreement dated January 1, 2013 among the Registrant, on behalf of McDonnell Intermediate Municipal Bond Fund, NGAM Advisors and McDonnell Investment Management, LLC is incorporated by reference to exhibit (d)(2)(xiii) to PEA No. 170 to the Registration Statement filed on December 28, 2012.

		(xi)	Sub-Advisory Agreement dated September 30, 2013 among the Registrant, on behalf of ASG Tactical U.S. Market Fund, AlphaSimplex and Reich & Tang is incorporated by reference to exhibit (d)(2)(xi) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

		(xii)	Sub-Advisory Agreement dated September 30, 2013 among the Registrant, on behalf of ASG Tactical U.S. Market Fund, AlphaSimplex and NGAM Advisors is incorporated by reference to exhibit (d)(2)(xii) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

(e)			Underwriting Contracts.

	(1)		Distribution Agreement dated March 3, 2003 between the Registrant, on behalf of Natixis Oakmark Fund, and NGAM Distribution, L.P. (“NGAM Distribution”) is incorporated by reference to exhibit (e)(1) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

(2)	Distribution Agreement dated September 30, 2008 between the Registrant, on behalf of ASG Global Alternatives Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(4) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

(3)	Distribution Agreement dated October 31, 2008 between the Registrant, on behalf of Vaughan Nelson Value Opportunity Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(5) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

(4)	Distribution Agreement dated July 27, 2009 between the Registrant, on behalf of ASG Diversifying Strategies Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(5) to PEA No. 144 filed on July 31, 2009.

(5)	Distribution Agreement dated July 28, 2010 between the Registrant, on behalf of ASG Managed Futures Strategy Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(5) to PEA No. 151 filed on September 29, 2010.

(6)	Distribution Agreement dated December 14, 2010 between the Registrant, on behalf of Loomis Sayles Strategic Alpha Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(8) to PEA No. 153 filed on December 14, 2010.

(7)	Distribution Agreement dated September 30, 2011 between the Registrant, on behalf of Loomis Sayles Senior Floating Rate and Fixed Income Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(10) to PEA No. 158 filed on September 29, 2011.

(8)	Distribution Agreement dated March 28, 2012 between the Registrant, on behalf of Loomis Sayles Capital Income Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(10) to PEA No. 162 to the Registration Statement filed on March 30, 2012.

(9)	Distribution Agreement dated June 29, 2012 between the Registrant, on behalf of Vaughan Nelson Select Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(11) to PEA No. 167 filed on June 28, 2012.

(10)	Distribution Agreement dated December 31, 2012 between the Registrant, on behalf of McDonnell Intermediate Municipal Bond Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(12) to PEA No. 170 to the Registration Statement filed on December 28, 2012.

(11)	Distribution Agreement dated September 30, 2013 between the Registrant, on behalf of ASG Tactical U.S. Market Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(12) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

(12)	Distribution Agreement dated February 10, 2014 between the Registrant, on behalf of Loomis Sayles Emerging Markets Opportunities Fund, and NGAM Distribution is incorporated by reference to exhibit (e)(12) to PEA No. 182 to the Registration Statement filed on February 7, 2014.

	(13)		Distribution Agreement dated July 10, 2014 between the Registrant, on behalf of Seeyond Multi-Asset Allocation Fund and NGAM Distribution is to be filed by amendment.

	(14)		Form of Dealer Agreement used by NGAM Distribution is filed herewith.

(f)			Bonus or Profit Sharing Contracts.

Not applicable.

(g)			Custodian Agreements.

	(1)		Custodian Contract dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(2)		Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (g)(2) to PEA No. 130 filed on January 26, 2007.

	(3)		Custody Services Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and State Street is incorporated by reference to exhibit (g)(3) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

	(4)		Custody Services Agreement dated July 27, 2009 between the Diversifying Strategies Commodity Subsidiary and State Street is incorporated by reference to exhibit (g)(4) to PEA No. 144 filed on July 31, 2009.

	(5)		Custody Services Agreement dated July 28, 2010 between the Managed Futures Strategy Commodity Subsidiary and State Street is incorporated by reference to exhibit (g)(5) to PEA No. 151 filed on September 29, 2010.

(h)			Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Boston Financial Data Services, Inc. (“Boston Financial”) is incorporated by reference to exhibit (h)(1)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

(ii)	Amendment dated October 1, 2008 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Hansberger International Series, Gateway Trust and Boston Financial is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 139 to the Registration Statement filed on
October 30, 2008.

	(iii)	Amendment dated October 1, 2011 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Boston Financial is incorporated by reference to exhibit (h)(1)(vi) to PEA No. 161 to the Registration Statement filed on February 17, 2012.

	(iv)	Revised Appendix A dated March 30, 2012 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Boston Financial is incorporated by reference to exhibit (h)(1)(v) to PEA No. 162 to the Registration Statement filed on March 29, 2012.

	(v)	Amendment dated February 21, 2012 to the Transfer Agency and Services Agreement dated October 1, 2005 among the Registrant on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust, Hansberger International Series and Boston Financial is incorporated by reference to exhibit (h)(1)(vi) to PEA No. 163 to the Registration Statement filed on April 13, 2012.

(2)	(i)	Administrative Services Agreement dated January 3, 2005 between the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and NGAM Advisors is incorporated by reference to exhibit (h)(2) to PEA No. 125 to the Registration Statement filed on January 28, 2005.

	(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(ii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(iii)	Second Amendment dated January 1, 2006 to Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(iii) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(iv)	Third Amendment dated July 1, 2007 to Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(iv) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(v) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(vi) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(vii) to PEA No. 134 to the Registration Statement filed on April 29, 2008.

(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 138 to the Registration Statement filed on
September 29, 2008.

(x)	Ninth Amendment dated October 31, 2008 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(x) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xi) to PEA No. 141 to the Registration Statement filed on April 30, 2009.

(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 144 filed on July 31, 2009.

(xiii)	Twelfth Amendment dated February 25, 2010 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xiii) to PEA No. 146 filed on March 1, 2010.

(xiv)	Thirteenth Amendment dated July 1, 2010 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xiv) to PEA No. 150 filed on July 29, 2010.

(xv)	Fourteenth Amendment dated September 21, 2010 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xv) to PEA No. 151 filed on September 29, 2010.

(xvi)	Fifteenth Amendment dated December 14, 2010 to the Administrative Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xvi) to PEA No. 153 filed on December 14, 2010.

(xvii)	Sixteenth Amendment dated July 1, 2011 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xvii) to PEA No. 157 filed on July 15, 2011.

(xviii)	Seventeenth Amendment dated September 16, 2011 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xviii) to PEA No. 160 filed on September 29, 2011.

(xix)	Eighteenth Amendment dated March 28, 2012 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xix) to PEA No. 162 filed on March 30, 2012.

(xx)	Nineteenth Amendment dated June 29, 2012 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xx) to PEA No. 167 filed on June 28, 2012.

(xxi)	Twentieth Amendment dated November 16, 2012 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xxi) to PEA No. 170 to the Registration Statement filed on December 28, 2012.

(xxii)	Twenty-First Amendment dated September 26, 2013 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xxii) to PEA No. 182 to the Registration Statement filed on February 7, 2014.

(xxiii)	Twenty-Second Amendment dated February 10, 2014 to the Administrative Services Agreement with NGAM Advisors is incorporated by reference to exhibit (h)(2)(xxiii) to PEA No. 182 to the Registration Statement filed on February 7, 2014.

(xxiv)	Twenty-Third Amendment dated July 10, 2014 to the Administrative Services Agreement with NGAM Advisors is to be filed by amendment.

(xxv)	Administrative Services Agreement dated November 27, 2008 between the Global Alternatives Commodity Subsidiary and NGAM Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 141 filed on April 30, 2009.

(xxvi)	Sub-Administrative Services Agreement dated January 28, 2009 among the Global Alternatives Commodity Subsidiary, State Street and NGAM Advisors is incorporated by reference to exhibit (h)(2)(xiii) to PEA No. 141 filed on April 30, 2009.

(xxvii)	Administrative Services Agreement dated July 27, 2009 between the Diversifying Strategies Commodity Subsidiary and NGAM Advisors is incorporated by reference to exhibit (h)(2)(xv) to PEA No. 144 filed on
July 31, 2009.

(xxviii)	Sub-Administrative Services Agreement dated July 27, 2009 among the Diversifying Strategies Commodity Subsidiary, State Street and NGAM Advisors is incorporated by reference to exhibit (h)(2)(xvi) to PEA No. 144 filed on July 31, 2009.

(xxix)	Administrative Services Agreement dated July 28, 2010 between the Managed Futures Strategy Commodity Subsidiary and NGAM Advisors is incorporated by reference to exhibit (h)(2)(xx) to PEA No. 151 filed on September 29, 2010.

	(xxx)	Sub-Administrative Services Agreement dated July 28, 2010 among the Managed Futures Strategy Commodity Subsidiary, State Street and NGAM Advisors is incorporated by reference to exhibit (h)(2)(xxi) to PEA No. 151 filed on September 29, 2010.

(3)	(i)	Securities Lending Authorization Agreement dated September 1, 2005 among the Registrant, on behalf of its respective series, Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and State Street is incorporated by reference to exhibit (h)(3)(i) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(ii)	First Amendment dated December 20, 2005 to the Securities Lending Authorization Agreement dated September 1, 2005 with State Street is incorporated by reference to exhibit (h)(3)(ii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

	(iii)	Second Amendment dated February 29, 2008 to the Securities Lending Authorization Agreement dated September 1, 2005 with State Street is incorporated by reference to exhibit (h)(3)(iii) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

	(iv)	Third Amendment dated January 1, 2011 to Securities Lending Authorization Agreement dated September 1, 2005 with State Street is incorporated by reference to exhibit (h)(3)(iv) to PEA No. 155 to the Registration Statement filed on May 2, 2011.

(4)		AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking dated April 30, 2014 between AlphaSimplex and the Registrant, on behalf of ASG Diversifying Strategies Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund is incorporated by reference to exhibit (h)(4) to PEA No. 188 to the Registration Statement filed on April 29, 2014.

(5)		NGAM Advisors Fee Waiver/Expense Reimbursement Undertakings dated April 30, 2014 between NGAM Advisors and the Registrant, on behalf of McDonnell Intermediate Municipal Bond Fund, Natixis Oakmark Fund and Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (h)(5) to PEA No. 188 to the Registration Statement filed on April 29, 2014.

(6)		Loomis Sayles Fee Waiver/Expense Reimbursement Undertaking dated April 30, 2014 between Loomis Sayles and the Registrant, on behalf of Loomis Sayles Strategic Alpha Fund is incorporated by reference to exhibit (h)(6) to PEA No. 188 to the Registration Statement filed on April 29, 2014.

(7)		Loomis Sayles Fee Waiver/Expense Reimbursement Undertaking dated March 31, 2014 between Loomis Sayles and the Registrant, on behalf of Loomis Sayles Capital Income Fund and Loomis Sayles Senior Floating Rate and Fixed Income Fund is incorporated by reference to exhibit (h)(7) to PEA No. 186 to the Registration Statement filed on April 16, 2014.

	(8)	Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among Natixis Funds Trust I, Natixis Funds Trust IV, Gateway Trust, Hansberger International Series, Loomis Sayles Funds I, Loomis Sayles Funds II and the Registrant is incorporated by reference to exhibit (h)(7) to PEA No. 146 filed on March 1, 2010.

	(9)	NGAM Advisors Fee Waiver/Expense Reimbursement Undertaking dated March 31, 2014 between NGAM Advisors and the Registrant, on behalf of Vaughan Nelson Select Fund is incorporated by reference to exhibit (h)(9) to PEA No. 186 to the Registration Statement filed on April 16, 2014.

	(10)	AlphaSimplex Fee Waiver/Expense Reimbursement Undertaking dated September 30, 2013 between AlphaSimplex and the Registrant, on behalf of ASG Tactical U.S. Market Fund is incorporated by reference to exhibit (h)(11) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

	(11)	Loomis Sayles Fee Waiver/Expense Reimbursement Undertaking dated February 10, 2014 between Loomis Sayles and the Registrant, on behalf of Loomis Sayles Emerging Markets Opportunities Fund is incorporated by reference to exhibit (h)(12) to PEA No. 182 to the Registration Statement filed on February 7, 2014.

	(12)	Natixis AM US Fee Waiver/Expense Reimbursement Undertaking dated July 10, 2014 between Natixis AM US and the Registrant, on behalf of Seeyond Multi-Asset Allocation Fund and Natixis AM US is to be filed by amendment.

(i)		Legal Opinion.

	(1)	Opinion and Consent of Counsel dated January 3, 1989 with respect to the Registrant’s Natixis Oakmark Fund and Loomis Sayles Massachusetts Tax Free Income Fund is incorporated by reference to exhibit 10(a) to PEA No. 106 filed on April 18, 1997.

	(2)	Opinion and Consent of Counsel dated September 10, 1993 with respect to offering multiple classes of shares for all series of the Registrant is incorporated by reference to exhibit 10(d) to PEA No. 106 filed on April 18, 1997.

(j)		Other Opinions.

Not applicable.

(k)		Omitted Financial Statements.

Not applicable.

(l)		Initial Capital Agreements.

Not applicable.

(m)			Rule 12b-1 Plan.

	(1)	(a)	Rule 12b-1 Plan for Class A shares of Natixis Oakmark Fund is incorporated by reference to exhibit (m)(1)(a) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

		(b)	Rule 12b-1 Plan for Class B shares of Natixis Oakmark Fund is incorporated by reference to exhibit (m)(1)(b) to PEA No. 119 to the Registration Statement filed on April 29, 2003.

		(c)	Rule 12b-1 Plan for Class C shares of Natixis Oakmark Fund is incorporated by reference to exhibit (m)(1)(c) to PEA No. 115 to the Registration Statement filed on April 30, 2001.

	(2)	(a)	Rule 12b-1 Plan for Class A shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(a) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

		(b)	Rule 12b-1 Plan for Class C shares of ASG Global Alternatives Fund is incorporated by reference to exhibit (m)(3)(b) to PEA No. 138 to the Registration Statement filed on September 29, 2008.

	(3)	(a)	Rule 12b-1 Plan for Class A shares of Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (m)(4)(a) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

		(b)	Rule 12b-1 Plan for Class C shares of Vaughan Nelson Value Opportunity Fund is incorporated by reference to exhibit (m)(4)(b) to PEA No. 139 to the Registration Statement filed on October 30, 2008.

	(4)	(a)	Rule 12b-1 Plan for Class A shares of ASG Diversifying Strategies Fund is incorporated by reference to exhibit (m)(5)(a) to PEA No. 144 filed on July 31, 2009.

		(b)	Rule 12b-1 Plan for Class C shares of ASG Diversifying Strategies Fund is incorporated by reference to exhibit (m)(5)(b) to PEA No. 144 filed on July 31, 2009.

	(5)	(a)	Rule 12b-1 Plan for Class A shares of ASG Managed Futures Strategy Fund is incorporated by reference to exhibit (m)(5)(a) to PEA No. 150 filed on July 29, 2010.

		(b)	Rule 12b-1 Plan for Class C shares of ASG Managed Futures Strategy Fund is incorporated by reference to exhibit (m)(5)(b) to PEA No. 150 filed on July 29, 2010.

	(6)	(a)	Rule 12b-1 Plan for Class A shares of Loomis Sayles Strategic Alpha Fund is incorporated by reference to exhibit (m)(8)(a) to PEA No. 153 filed on December 14, 2010.

		(b)	Rule 12b-1 Plan for Class C shares of Loomis Sayles Strategic Alpha Fund is incorporated by reference to exhibit (m)(8)(b) to PEA No. 153 filed on December 14, 2010.

(7)	(a)	Rule 12b-1 Plan for Class A shares of Loomis Sayles Senior Floating Rate and Fixed Income Fund is incorporated by reference to exhibit (m)(10)(a) to PEA No. 158 filed on September 29, 2011.

	(b)	Rule 12b-1 Plan for Class C shares of Loomis Sayles Senior Floating Rate and Fixed Income Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 158 filed on September 29, 2011.

(8)	(a)	Rule 12b-1 Plan for Class A shares of Loomis Sayles Capital Income Fund is incorporated by reference to exhibit (m)(10)(a) to PEA No. 162 filed on March 30, 2012.

	(b)	Rule 12b-1 Plan for Class C shares of Loomis Sayles Capital Income Fund is incorporated by reference to exhibit (m)(10)(b) to PEA No. 162 filed on March 30, 2012.

(9)	(a)	Rule 12b-1 Plan for Class A shares of Vaughan Nelson Select Fund is incorporated by reference to exhibit (m)(11)(a) to PEA No. 167 filed on June 28, 2012.

	(b)	Rule 12b-1 Plan for Class C shares of Vaughan Nelson Select Fund is incorporated by reference to exhibit (m)(11)(b) to PEA No. 167 filed on June 28, 2012.

(10)	(a)	Rule 12b-1 Plan for Class A shares of McDonnell Intermediate Municipal Bond Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 170 to the Registration Statement filed on December 28, 2012.

	(b)	Rule 12b-1 Plan for Class C shares of McDonnell Intermediate Municipal Bond Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 170 to the Registration Statement filed on December 28, 2012.

(11)	(a)	Rule 12b-1 Plan for Class A shares of ASG Tactical U.S. Market Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

	(b)	Rule 12b-1 Plan for Class C shares of ASG Tactical U.S. Market Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

(12)	(a)	Rule 12b-1 Plan for Class A shares of Loomis Sayles Emerging Markets Opportunities Fund is incorporated by reference to exhibit (m)(12)(a) to PEA No. 182 to the Registration Statement filed on February 7, 2014.

	(b)	Rule 12b-1 Plan for Class C shares of Loomis Sayles Emerging Markets Opportunities Fund is incorporated by reference to exhibit (m)(12)(b) to PEA No. 182 to the Registration Statement filed on February 7, 2014.

(13)	(a)	Rule 12b-1 Plan for Class A shares of Seeyond Multi-Asset Allocation Fund is to be filed by amendment.

	(b)	Rule 12b-1 Plan for Class C shares of Seeyond Multi-Asset Allocation Fund is to be filed by amendment.

(n)		Rule 18f-3 Plan.

The Registrant’s Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (the “1940 Act”) effective November 16, 2012 is incorporated by reference to exhibit (n) to PEA No. 170 to the Registration Statement filed on December 28, 2012.

(p)		Code of Ethics.

	(1)	Code of Ethics dated September 14, 2007 for The Registrant is incorporated by reference to exhibit (p)(1) to PEA No. 132 to the Registration Statement filed on January 28, 2008.

	(2)	Code of Ethics dated October 1, 2007 as amended January 1, 2010 for NGAM Advisors and NGAM Distribution is incorporated by reference to exhibit (p)(2) to PEA No. 147 to the Registration Statement filed on April 30, 2010.

	(3)	Code of Ethics dated September 30, 2005 as amended April 8, 2013 of Harris Associates is incorporated by reference to exhibit (p)(3) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

	(4)	Code of Ethics revised as of July 30, 2010 for AlphaSimplex is incorporated by reference to exhibit (p)(4) to PEA No. 155 filed on May 2, 2011.

	(5)	Code of Ethics dated February 1, 2008 as amended September 2012 for Reich & Tang is incorporated by reference to exhibit (p)(5) to PEA No. 174 filed on March 28, 2013.

	(6)	Code of Ethics dated May 20, 2008 as amended March 11, 2014 of Vaughan Nelson is filed herewith.

	(7)	Code of Ethics dated January 14, 2000 as amended October 16, 2013 for Loomis Sayles is incorporated by reference to exhibit (p)(7) to PEA No. 185 filed on March 28, 2014.

	(8)	Code of Ethics dated June 1, 2011 as amended June 24, 2013 for McDonnell is incorporated by reference to exhibit (p)(8) to PEA No. 179 to the Registration Statement filed on September 26, 2013.

	(9)	Code of Ethics dated June 17, 2014 for Natixis AM US is to be filed by amendment.

(q)		Powers of Attorney.

	(1)	Powers of Attorney for John T. Hailer, Robert Blanding and Sandra O. Moose dated October 18, 2004, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004.

	(2)	Power of Attorney for Cynthia L. Walker dated June 2, 2005, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006.

	(3)	Power of Attorney for Kenneth A. Drucker dated June 17, 2008, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the registration Statement filed on July 17, 2008.

	(4)	Power of Attorney for Wendell J. Knox dated June 4, 2009, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009.

	(5)	Power of Attorney for Erik Sirri dated November 19, 2009, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(5) to PEA No. 146 to the Registration Statement filed on March 1, 2010.

	(6)	Power of Attorney for Peter Smail dated November 24, 2009, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(6) to PEA No. 146 to the Registration Statement filed on March 1, 2010.

	(7)	Power of Attorney for David L. Giunta dated January 3, 2011, effective January 1, 2011, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(8) to PEA No. 154 filed on February 25, 2011.

	(8)	Power of Attorney for Martin T. Meehan dated July 1, 2012, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (q)(9) to PEA No. 169 to the registration Statement filed on October 17, 2012.

	(9)	Power of Attorney for Edmond J. English dated December 28, 2012, designating John M. Loder, Coleen Downs Dinneen, Russell Kane and Michael Kardok as attorneys to sign for each Trustee is incorporated by reference to exhibit (1) to PEA No. 171 to the registration Statement filed on January 18, 2013.

Item 29. Persons Controlled by or under Common Control with the Registrant.

The Registrant is not aware of any person controlled or under common control with any of its series. As of June 2, 2014, the persons listed below owned 25% or more of the outstanding voting securities of one or more series of the Registrant and thus may be deemed to “control” the series within the meaning of Section 2(a)(9) of the 1940 Act:

Fund	Shareholder and Address	Percentage of shares held
ASG Global Alternatives Fund	Wells Fargo Bank NA Minneapolis, MN 55480-1533	34.08%
ASG Managed Futures Strategy Fund	Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	40.90%
ASG Tactical U.S. Market Fund	LPL Financial San Diego, CA 92121-1968	53.56%
	Natixis Global Asset Management, L.P. Boston, MA 02116-3368	42.39%
Loomis Sayles Capital Income Fund	Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	30.46%
	Dingle & Co Detroit, MI	26.41%
Loomis Sayles Emerging Markets Opportunities Fund	Natixis Global Asset Management, L.P. Boston, MA 02116-3368	96.07%
McDonnell International Municipal Bond Fund	Natixis Global Asset Management, L.P. Boston, MA 02116-3368	75.87%
Vaughan Nelson Select Fund	Charles Schwab & Co., Inc. San Francisco, CA 94104-4151	33.20%

Item 30. Indemnification.

Under Article 5 of the Registrant’s By-laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 5 of the Registrant’s By-laws incorporated by reference to exhibit (b)(1) to PEA No. 140 to the Registration Statement filed on December 1, 2008.

The Distribution Agreements, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management, L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 31. Business and Other Connections of Investment Adviser.

(a)	NGAM Advisors, a wholly-owned subsidiary of Natixis Global Asset Management, L.P., serves as investment adviser to Natixis Oakmark Fund, McDonnell Intermediate Municipal Bond Fund, Vaughan Nelson Value Opportunity Fund and Vaughan Nelson Select Fund and subadviser (through its Division Active Investment Advisors) to ASG Tactical U.S. Market Fund. NGAM Advisors was organized in 1995.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of NGAM Advisors during the past two years is incorporated by reference to schedules A, C and D of Form ADV filed by NGAM Advisors pursuant to the Investment Advisers Act of 1940, as amended, (the “Advisers Act”) (SEC file No. 801-48408; IARD/CRD No. 106800).

(b)	Harris Associates serves as a subadviser to the Registrant’s Natixis Oakmark Fund. Harris Associates serves as investment adviser to mutual funds, individuals, trusts, retirement plans, endowments and foundations, and manages several private partnerships, and is a registered commodity trading adviser and commodity pool operator.

The list required by this Item 31 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of Harris Associates during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Harris Associates pursuant to the Advisers Act (SEC File No. 801-50333; IARD/CRD No. 106960).

(c)	Reich & Tang, a subsidiary of Natixis Global Asset Management, L.P., serves as the subadviser to ASG Diversifying Strategies Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund and ASG Tactical U.S. Market Fund and currently is manager or subadviser of 13 registered investment companies, of which it acts as administrator for 10, and advises pension trusts, profit sharing trusts and endowments.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Reich & Tang during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC file No. 801-47230, IARD/CRD No. 106186).

(d)	AlphaSimplex, a subsidiary of Natixis Global Asset Management, L.P., serves as the investment adviser to ASG Diversifying Strategies Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund and ASG Tactical U.S. Market Fund and currently is manager or subadviser of additional registered investment companies and privately-offered funds.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of AlphaSimplex during the past two years is incorporated herein by reference to schedules A, B and D of Form ADV filed by AlphaSimplex pursuant to the Advisers Act (SEC file No. 801-62448, IARD/CRD No. 128356).

(e)	Vaughan Nelson, a subsidiary of Natixis Global Asset Management, L.P., serves as subadviser to the Registrant’s Vaughan Nelson Value Opportunity Fund and Vaughan Nelson Select Fund and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Vaughan Nelson during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Vaughan Nelson pursuant to the Advisers Act (SEC file No. 801-51795, IARD/CRD No. 106975).

(f)	Loomis Sayles, a subsidiary of Natixis Global Asset Management, L.P., serves as adviser to the Registrant’s Loomis Sayles Capital Income Fund, Loomis Sayles Emerging Markets Opportunities Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Loomis Sayles Strategic Alpha Fund and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Loomis Sayles during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by Loomis Sayles pursuant to the Advisers Act (SEC file No. 801-170; IARD/CRD No. 105377).

(g)	McDonnell serves as subadviser to the Registrant’s McDonnell Intermediate Municipal Bond Fund and provides investment advice to a number of other registered investment companies and to other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of McDonnell during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by McDonnell pursuant to the Advisers Act (SEC file No. 801-60399; IARD/CRD No. 113878).

(h)	Natixis AM US, a subsidiary of Natixis Asset Management, serves as the investment adviser to Seeyond Multi-Asset Allocation Fund and provides investment advice to a number of other organizations and individuals.

The list required by this Item 31 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and partners of Natixis AM US during the past two years is incorporated herein by reference to schedules A, C, and D of Form ADV filed by Natixis AM US pursuant to the Advisors Act (SEC file No. 801-79804; IARD/ CRD no. 171003).

Item 32. Principal Underwriters.

(a)	NGAM Distribution, L.P., the Registrant’s principal underwriter, also serves as principal underwriter for:

Natixis Funds Trust I

Natixis Funds Trust IV

Loomis Sayles Funds I

Loomis Sayles Funds II

Gateway Trust

Hansberger International Series

(b)	The general partner and officers of the Registrant’s principal underwriter, NGAM Distribution, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with The Registrant
NGAM Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

Marilyn Rosh	Senior Vice President and Controller	None

Josh Bogen	Executive Vice President	None

Matthew Coldren	Executive Vice President	None

Mark Doyle	Executive Vice President	None

Ed Farrington	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Name	Positions and Offices with Principal Underwriter	Positions and Offices with The Registrant

Dan Santaniello	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

Paul Anderson	Senior Vice President	None

John Bearce	Senior Vice President	None

Warren Besser	Senior Vice President	None

William Butcher	Senior Vice President	None

Spiro Christopulos	Senior Vice President	None

Claudine Ciccia	Senior Vice President	None

James Cove	Senior Vice President	None

Joe Duffey	Senior Vice President	None

Dineen Dusablon	Senior Vice President	None

Tracy Fagan	Senior Vice President	None

Kevin Finney	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

Sean Foley	Senior Vice President	None

Alaina Giampapa	Senior Vice President	None

David Goodsell	Senior Vice President	None

Marina Gross	Senior Vice President	None

Tom Huddleston	Senior Vice President	None

Christopher Hunter	Senior Vice President	None

Sean Kane	Senior Vice President	None

Jeff Keselman	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Rosa Licea-Mailloux	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Name	Positions and Offices with Principal Underwriter	Positions and Offices with The Registrant

Cyndi Lyons	Senior Vice President	None

Robert Lyons	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Timothy Maher	Senior Vice President	None

Meghan Marquez	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Shylaja Nathan	Senior Vice President	None

Peter Olsen	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Stacie Paoletti	Senior Vice President	None

Daniel Price	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

David Snowden	Senior Vice President	None

Nancy Spaulding Gray	Senior Vice President	None

David Vallon	Senior Vice President	None

Leslie Walstrom	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)	Not applicable.

Item 33. Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder:

(a)		For all series of The Registrant:

	(i)	Natixis Funds Trust II
399 Boylston Street
Boston, Massachusetts 02116

	(ii)	NGAM Distribution, L.P.
399 Boylston Street
Boston, Massachusetts 02116

	(iii)	NGAM Advisors, L.P.
399 Boylston Street
Boston, Massachusetts 02116

	(iv)	State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

	(v)	Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

(b)		For the series of the Registrant managed by Harris Associates:
Harris Associates L.P.
111 S. Wacker Drive, Suite 4600
Chicago, IL 60606

(c)		For the series of the Registrant managed by Reich & Tang: Reich & Tang Asset Management, LLC 1411 Broadway, 28th Floor New York, New York 10018-3450

(d)		For the series of the Registrant managed by AlphaSimplex: AlphaSimplex Group, LLC One Cambridge Center Cambridge, Massachusetts 02142

(e)		For the series of the Registrant managed by Vaughan Nelson: Vaughan Nelson Investment Management, L.P. 600 Travis Street, Suite 6300 Houston, Texas 77002

(f)		For the series of the Registrant managed by Loomis Sayles: Loomis, Sayles & Company, L.P. One Financial Center Boston, Massachusetts 02111

(g)	For the series of the Registrant managed by McDonnell: McDonnell Investment Management, LLC 1515 West 22nd Street Oak Brook, Illinois 60523

(h)	For the series of the Registrant managed by NATIXIS AM US: Natixis Asset Management U.S., LLC 399 Boylston Street Boston, Massachusetts 02116

Item 34. Management Services.

None.

Item 35. Undertakings.

The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

NATIXIS FUNDS TRUST II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 190 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 27th day of June, 2014.

NATIXIS FUNDS TRUST II

By:	/s/ David L. Giunta
David L. Giunta
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta
David L. Giunta	President, Chief Executive Officer and	June 27, 2014
Trustee

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	June 27, 2014

Robert J. Blanding*
Robert J. Blanding	Trustee	June 27, 2014

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee	June 27, 2014

Edmond J. English*
Edmond J. English	Trustee	June 27, 2014

John T. Hailer*
John T. Hailer	Trustee	June 27, 2014

Wendell J. Knox*
Wendell J. Knox	Trustee	June 27, 2014

Martin T. Meehan*
Martin T. Meehan	Trustee	June 27, 2014

Sandra O. Moose*
Sandra O. Moose	Trustee, Chairperson of the Board	June 27, 2014

Erik R. Sirri*
Erik R. Sirri	Trustee	June 27, 2014

Peter J. Smail*
Peter J. Smail	Trustee	June 27, 2014

Cynthia L. Walker*
Cynthia L. Walker	Trustee	June 27, 2014

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen
Attorney-In-Fact [1]
June 27, 2014

[1]	Powers of Attorney for Robert J. Blanding, John T. Hailer and Sandra O. Moose are incorporated by reference to exhibit (q) to PEA No. 124 to the Registration Statement filed on December 2, 2004. Power of Attorney for Cynthia L. Walker is incorporated by reference to exhibit (q)(2) to PEA No. 128 to the Registration Statement filed on January 30, 2006. Power of Attorney for Kenneth A. Drucker is incorporated by reference to exhibit (q)(4) to PEA No. 136 to the Registration Statement filed on July 17, 2008. Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(4) to PEA No. 143 to the Registration Statement filed on July 15, 2009. Power of Attorney for Erik Sirri is incorporated by reference to exhibit (q)(5) to PEA No. 146 to the Registration Statement filed on March 1, 2010. Power of Attorney for Peter Smail is incorporated by reference to exhibit (q)(6) to PEA No. 146 to the Registration Statement filed on March 1, 2010. Power of Attorney for Martin T. Meehan is incorporated by reference to exhibit (q)(9) to PEA No. 169 to the Registration Statement filed on October 17, 2012. Power of Attorney for Edmond J. English is incorporated by reference to exhibit (1) to PEA No. 171 to the registration Statement filed on January 18, 2013.

Natixis Funds Trust II

PEA No. 190

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

(e)(14)	Form of Dealer Agreement used by NGAM Distribution, L.P.

(p)(6)	Code of Ethics dated May 20, 2008, as amended March 11, 2014 of Vaughan Nelson Investment Management, L.P.